INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Ore in stockpiles and on leach pads	$ 238,197	$ 208,014
Concentrates and dore bars	237,805	184,841
Supplies	942,939	816,220
Total current inventories	1,418,941	1,209,075
Non-current ore in stockpiles and on leach pads	632,049	405,988
Total inventories	2,050,990	1,615,063
Inventory write-down	$ 2,700	$ 62,400